PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2017 and 2016 are summarized as follows:

	December 31,
	2017	2016
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,675	13,623
Leasehold improvements	11,746	10,731
Furniture and equipment	12,561	12,405
Construction in process	7	580
	42,735	42,085
Accumulated depreciation and amortization	(23,326)	(22,201)
Premises and equipment, net	$19,409	$19,884

At December 31, 2017, construction in process related to construction, design and site costs associated with a new off-site ATM. At December 31, 2016, construction in process related to construction, design and site costs associated with a new branch location.

Depreciation and amortization expense was $2.2 million, $2.4 million and $2.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.